Tax - Tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary Of Income Taxes [Line Items]
Current tax	$ 6,115	$ 5,718	$ 2,984
– for this year	5,863	5,737	3,264
– adjustments in respect of prior years	31	(19)	(280)
– Pillar 2 and qualifying domestic top-up taxes	221	0	0
Deferred tax	1,195	71	(2,175)
– origination and reversal of temporary differences	1,288	19	(2,278)
– effect of changes in tax rates	(2)	17	(293)
– adjustments in respect of prior years	(91)	35	396
Total tax expense	7,310	5,789	809
Tax expense	$ 8,077	$ 7,132	$ 3,241
Applicable tax rate	25.00%	23.50%	19.00%
Tax credit (charge) recorded directly to equity	$ 12	$ 41
Hong Kong
Summary Of Income Taxes [Line Items]
Tax expense	$ 1,615	$ 1,328	$ 604
Applicable tax rate	16.50%	16.50%	16.50%